                                                     Exhibit (s)

               MONTHLY CERTIFICATEHOLDERS' STATEMENT
                   DISCOVER CARD MASTER TRUST I
           Series 2005-4, Subseries 1 Monthly Statement

               Class A Certificate CUSIP # 25466KFJ3
               Class B Certificate CUSIP # 25466KFK0

Distribution Date: December 15, 2006           Month Ending: November 30, 2006

Pursuant to the Series Supplement dated as of December 16, 2005, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series
Supplement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on December 16, 2005 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.


1. Payments to investors in Series 2005-4, Subseries 1 on this Distribution Date
   (per $1000 of Class Initial Investor Interest)

   Series 2005-4, Subseries 1          Total         Interest       Principal

  Class A 30 days at  5.3800000% $4.483333329     $4.483333329      $0.000000000

  Class B 30 days at  5.5700000% $4.641666802     $4.641666802      $0.000000000



  Interest Accrual Period: from and including November 15, 2006 to but excluding December 15, 2006


  LIBOR Determination Date: November 13, 2006




2. Principal Receivables          Beginning               Ending
   for November, 2006             Principal Balances      Principal Balances
   (a)	Aggregate Investor Interest      $24,684,727,000.00    $24,684,727,000.00

        Seller Interest                  $8,059,762,197.89     $8,447,769,877.76

        Total Master Trust              $32,744,489,197.89    $33,132,496,877.76

   (b)	Group One Investor Interest      $24,684,727,000.00    $24,684,727,000.00

   (c)   Group One Investor Interest for
        Interchange Series              $13,872,112,000.00    $13,872,112,000.00

   (d)   Series 2005-4, Subseries          $736,843,000.00       $736,843,000.00
   1 Investor Interest



   (e)  Class A Investor Interest
                                           $700,000,000.00       $700,000,000.00


        Class B Investor Interest
                                            $36,843,000.00        $36,843,000.00


   (f)	Total Master Trust # of Accounts         33,595,825            33,282,835

   (g)	Minimum Principal Receivables Balance at the
        end of the month          (1)                         $26,542,717,204.30

   (h)	Amount by which Master Trust Principal Receivables
        exceed the Minimum Principal Receivables Balance
        at the end of the month                                $6,589,779,673.46
                                        1

3. Allocation of Receivables and other amounts collected during November, 2006



                              Finance Charge       Principal
                                Collections       Collections      Interchange
(a)  Allocation between Investors and Seller:

Aggregate Investor Allocation  $352,119,529.02 $4,785,152,246.91  $41,866,565.05

Seller Allocation              $114,966,747.83 $1,562,348,425.52  $56,956,909.52

(b) Group One Allocation       $352,119,529.02 $4,785,152,246.91  $41,866,565.05

(c) Series 2005-4, Subseries 1  $10,510,842.49   $142,837,807.64   $2,223,824.65
Allocation



(d)  Class A Allocation          $9,985,370.43   $135,696,869.38   $2,112,648.24



     Class B Allocation            $525,472.06     $7,140,938.26     $111,176.41



(e) Group One Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        16.18%               N/A             N/A


(f) Series 2005-4, Subseries 1 Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        16.18%               N/A           3.62%


                                                                November, 2006

(g)   Principal Collections as a monthly percentage of Master
      Trust Receivables at the beginning of November, 2006                19.13%

(h)	Finance Charge Collections as a monthly percentage of Master
      Trust Receivables at the beginning of November, 2006                 1.41%

(i)	Total Collections as a monthly percentage of Master
      Trust Receivables at the beginning of November, 2006                20.54%

(j)	Interchange as a monthly percentage of Master
      Trust Receivables at the beginning of November, 2006                 0.30%

(k)	Total Collections and Interchange as a monthly
      percentage of Master Trust Receivables at the
      beginning of November, 2006                                         20.84%

(l)	Trust Collections deposited for the month                (2)

                                    Prior Month              November, 2006
                                    $603,488,381.75          $538,322,325.39

4. Information Concerning the Series Principal Funding Account ("SPFA")

                            Deposits into  Deficit Amount
                            the SPFA on this  on this       Ending
              Beginning     Distribution    Distribution     SPFA     Investment
             SPFA Balance        Date           Date       Balance      Income

Series 2005-4,  $0.00                    $0.00      $0.00       $0.00      $0.00
Subseries 1


5. Information Concerning Amount of Controlled Liquidation Payments

                           Amount Paid on   Deficit Amount on   Total Payments
                                this              this           through this
                         Distribution Date  Distribution Date  Distribution Date
Series 2005-4,                 $0.00              $0.00              $0.00
Subseries 1

                                            2

6. Information Concerning the Series Interest Funding Account ("SIFA")

                                                   Deposits into
                                                    the SIFA on
                                                       this            Ending
                         Beginning     Interest    Distribution         SIFA
                         SIFA Balance  Shortfall        Date          Balance
   Series 2005-4,            $0.00       $0.00   $3,309,346.26             $0.00
   Subseries 1


7. Pool Factors for November, 2006
   Class A                                                            1.00000000

   Class B                                                            1.00000000


8. Investor Charged-Off Amount
                                                            Cumulative  Investor
                                            November, 2006  Charged-Off Amount

   (a) Group One                           $115,945,783.42                 $0.00

   (b) Series 2005-4, Subseries 1            $3,461,006.18                 $0.00

   (c) Class A                               $3,287,978.94                 $0.00

       Class B                                 $173,027.24                 $0.00

   (d) As an annualized percentage of
       Principal Receivables at the
       beginning of November, 2006                   5.64%                   N/A


9. Investor Losses for November, 2006

                                                          Per $1,000 of Initial
                                               Total    Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2005-4, Subseries 1               $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00

10. Reimbursement of Investor Losses for November, 2006

                                                         Per $1,000 of Initial
                                                Total  Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2005-4, Subseries 1               $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00
                                        2

11. Aggregate Amount of Unreimbursed Investor Losses for November, 2006

                                                         Per $1,000 of Initial
                                               Total   Series Investor Interest
   (a) Group One                               $0.00                       $0.00

   (b) Series 2005-4, Subseries 1              $0.00                       $0.00

   (c) Class A                                 $0.00                       $0.00

       Class B                                 $0.00                       $0.00

12. Investor Monthly Servicing Fee payable to Discover Bank on this
Distribution Date

   (a) Group One                                                  $41,141,211.67

   (b) Series 2005-4, Subseries 1                                  $1,228,071.67

   (c) Class A                                                     $1,166,666.67

       Class B                                                        $61,405.00

13. Class A Available Subordinated Amount

                                 Prior                  Current
                                 Distribution Date      Distribution Date
   Series 2005-4, Subseries 1, Class B

   (a) Total                          $92,105,375.00          $92,105,375.00

   (b) As a percentage of Class A

       Invested Amount                      13.1579%                13.1579%



14. Total Available Credit Enhancement Amounts
                                             Class B Balance    Class B Balance
                                                on Prior           on Current
                                               Distribution      Distribution
                                                   Date               Date
  (a) Maximum Amount                             $55,263,225.00   $55,263,225.00

  (b) Available Amount                           $55,263,225.00   $55,263,225.00

  (c) Amount of unreimbursed Drawings on
      Credit Enhancement                                                   $0.00

  (d) Credit Enhancement Fee payable to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                              $20,350.05

  (e) Credit Enhancement Fee paid to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                             $20,350.05


                                            4

15. Delinquency Summary
   Master Trust Receivables Outstanding at the end of
   November, 2006                                             $33,571,539,275.90

                                                             Perecentage
                         Number of       Delinquent          of Ending
                         Delinquent      Amount              Receivables
    	Payment Status     Accounts       Ending Balance       Outstanding

   	30-59 Days           74,016         $377,881,196.44        1.13%

   	60-89 Days           48,876          $279,376,684.83       0.83%

   	90-119 Days          36,334          $219,829,060.26       0.65%

   	120-149 Days         30,189          $188,914,743.16       0.56%

   	150-179 Days         26,066          $167,353,331.58       0.50%

   	180+ Days            0                        $0.00         0.00%

   	Total                215,481       $1,233,355,016.27       3.67%

                                                       (3)
16. Excess Spread applicable to this Distribution Date

                                                                  Annualized
                                                   Amount         Percentage
   (a) Group One (4)                              $82,526,669.48           4.01%

   (b) Group One three-month rolling              $97,790,256.19           4.75%
average


   (c) Interchange Subgroup  (5)                  $88,244,197.75           7.63%

   (d) Interchange Subgroup three-month           $92,906,470.69           8.14%
rolling average



   (e) Series 2005-4, Subseries 1    (6)
                                                  $4,715,892.98            7.68%

   (f) Series 2005-4, Subseries 1
three-month rolling average
                                                  $5,037,375.63            8.20%


17. Investor Principal Charge-Offs on this Distribution Date      (7)

                                                     Amount            Rate
   (a) Gross Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of November, 2006)                $115,945,783.42         5.64%


   (b) Recoveries(rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of November, 2006)                 $19,282,078.08         0.94%


   (c) Net Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of November, 2006)                 $96,663,705.34         4.70%

                                              5
                              U.S. Bank National Association
                              as Trustee

                           BY:______________________________

                              Vice President
______________________________________

______________________________________
(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group
Excess Spread Percentage (Item 16(a)), the Interchange
Subgroup Excess Spread Percentage (Item 16(c)) and the

Series Excess Spread Percentage (Item 16(e)) in assessing the current performance of the Trust and the Receivables.
An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess
Spread are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads, except that any such funds consisting of Interchange will only be used to cover expenses for Interchange Series. Funds remaining after reallocation are distributed to Discover
Bank for general use in its regular course of business.


(4) Group Excess Spread is the sum of the Series Excess
Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) The Interchange Subgroup Excess Spread Percentage is the sum of (i) all amounts deposited into the Group Interchange Reallocation Account for all
Interchange Series and (ii) the Interchange Subgroup
Allocable Group Excess Spread (as such term is defined in the Series Supplement between Discover Bank and U.S. Bank National Association, as Trustee, for each series, including each subseries), multiplied by twelve, divided by the Series Investor Interest for all Interchange Series at the beginning of each period.

(6) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance
Charge Collections, Investment Income, and Series
Interchange for any Class of this Subseries (see
Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see "Deposits into the SIFA on this Distribution Date" in Item 6),
(ii) the monthly servicing fee for this Subseries
(see Item 12 (b)), (iii) the Investor Charged-Off
Amount (see Item 8(b)), and (iv) the Credit
Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. For purposes of determining Group Excess Spread and the Interchange Subgroup Shortfall Allocation
Percentage, Series Excess Spread is the amount calculated as described above minus (i) if the Series Excess Spread for such Subseries is positive without giving effect to clause (i) of this sentence, the lesser of Series Interchange or the amount determined as the Series Excess Spread without giving effect to this sentence; provided that Series Excess Spread, for purposes of determining the Group Excess Spread and the Interchange Subgroup
Shortfall Allocation Percentage, shall not be reduced below zero as a result of this sentence. The Series
Excess Spread Percentage is equal to the Series
Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Subseries at the beginning of the period.


(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

                     MASTER SERVICER'S CERTIFICATE STATEMENT

                          DISCOVER CARD MASTER TRUST I

                  Series 2005-4, Subseries 1 Monthly Statement

                                   CREDIT CARD
                            PASS-THROUGH CERTIFICATES
 	The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement, dated as of December 16, 2005, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2005-4, Subseries 1 Master Trust Certificates for the Distribution Date occurring on December 15, 2006:

 1. Discover Bank is Master Servicer under the Pooling and Servicing Agreement.

 2. The undersigned is a Servicing Officer of Discover Bank as
   Master Servicer.

 3. The aggregate amount of Collections processed during
   November, 2006 is equal to                                  $6,814,586,949.28

4. The aggregate amount of Class A Principal Collections
   processed during November, 2006 is equal to                   $135,696,869.38


5. The aggregate amount of Class A Finance Charge Collections
   processed during November, 2006 is equal to                     $9,985,370.43

6. The aggregate amount of Class A Interchange processed
   during November, 2006 is equal to                               $2,112,648.24


7. The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class A Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class A Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class A Investor Interest is equal to           $0.00

8. The sum of all amounts payable to the Class A Certificateholders
   on the current Distribution Date is equal to                    $3,138,333.33


                                   1

9. The aggregate amount of Class B Principal Collections
   processed during November, 2006 is equal to                     $7,140,938.26


10.The aggregate amount of Class B Finance Charge Collections
   processed during November, 2006 is equal to                       $525,472.06

11.The aggregate amount of Class B Interchange processed
   during November, 2006 is equal to                                 $111,176.41


12.The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class B Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class B Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class B Investor Interest is equal to           $0.00

13.The sum of all amounts payable to the Class B Certificateholders
   on the current Distribution Date is equal to                      $171,012.93






14. Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.


   IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of December, 2006.


 Series 2005-4, Subseries 1         DISCOVER BANK
                                    as Master Servicer


                                    By: /S/ Michael F. Rickert
                                    ___________________________________
                                    Vice President, Chief
                                    Accounting Officer and
                                    Treasurer


                                   2